Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Long-term debt
Unamortised loan costs	R (439)	R (627)
Total long-term debt	R 102,643	167,197	R 129,569
Gemini HDPE LLC
Long-term debt
Proportion of equity interest disposed of	50.00%
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	R 108	4,608
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 102,974	R 163,216